Lease Agreements	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Lease Agreements
Lease Agreements
The Company has operating and capital leases covering certain warehouse and office facilities, equipment, automobiles and trucks, with the lapse of time as the basis for all rental payments.
The Company has determined that for accounting purposes its lease of its new operating facility in Janesville, Wisconsin is a build-to-suit lease. During the construction of this facility, which concluded in the fourth quarter of 2015, the Company assumed certain risks of certain construction cost overages and was, therefore, deemed to be the owner of the facility during the construction period. All costs of construction related to this facility are recognized as property, plant and equipment, with a related build-to-suit liability.
Subsequent to the completion of construction, the Company did not qualify for sale-leaseback accounting because of provisions in the lease which constituted prohibited continuing involvement. As a result, the Company will amortize the build-to-suit liability over the lease term and depreciate the building over the lease term. As of December 31, 2015, the Company has reflected $13,237 as build-to-suit liability in the Consolidated Balance Sheets.
Total gross value of property, plant and equipment under capital leases was $2,109 and $2,452 in 2015 and 2014, respectively.
Future minimum rental payments under leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2015 are as follows:

	Capital Leases	Operating Leases	Built-to-Suit Lease
2016	$330	$11,026	$687
2017	95	9,887	1,156
2018	1	8,950	1,180
2019	—	7,501	1,203
2020	—	7,128	1,227
Later years	—	15,502	13,644
Total future minimum rental payments	$426	$59,994	$19,097

Total rental payments charged to expense were $11,812 in 2015, $12,037 in 2014, and $12,923 in 2013. Lease extrication charges of $444, $186 and $1,448 associated with restructuring activities were charged to expense in 2015, 2014 and 2013, respectively, within restructuring expense (income) in the Consolidated Statements of Operations and Comprehensive Loss.